Equity-Based Compensation - Information about Restricted Stock Unit Transactions (Detail) shares in Millions	12 Months Ended
	Sep. 29, 2018 $ / shares shares
Units
Unvested at beginning of year | shares	9
Granted | shares	5	[1]
Vested | shares	(4)
Forfeited | shares	(1)
Unvested at end of year | shares	9	[2]
Weighted Average Grant-Date Fair Value
Unvested at beginning of year | $ / shares	$ 101.17
Granted | $ / shares	109.05	[1]
Vested | $ / shares	113.21
Forfeited | $ / shares	107.23
Unvested at end of year | $ / shares	$ 108.74	[2]

[1]	Includes 1.1 million Performance RSUs.
[2]	Includes 1.4 million Performance RSUs.